Subsequent Events (Details) - USD ($)		8 Months Ended
	Feb. 26, 2021	Dec. 31, 2019	Dec. 31, 2020
Subsequent Event [Line Items]
Business Combination share price			$ 10.00
Aggregate purchase price		$ 25,000
Sponsor [Member]
Subsequent Event [Line Items]
Principal amount of working capital loans	$ 1,500,000
Sponsor [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Debt conversion converted instrument warrants issued	1,000,000
Conversion price per warrants	$ 1.50
PIPE Investor [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues	22,500,000
Aggregate purchase price	$ 225,000,000
Common Stock [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Conversion of warrants,shares issued	38,761,031
Conversion of options, shares issued	30,135,695
Conversion of unvested restricted shares of common stock, shares issued	345,689
Common Stock [Member] | Charge Point [Member]
Subsequent Event [Line Items]
Business Acquisition,Number of Shares received	0.9966
Earnout Shares [Member] | Charge Point [Member]
Subsequent Event [Line Items]
Contingent right to receive additional shares	27
Business Combination share price	$ 0.0001
Founder Shares [Member] | Founders Stock Letter [Member]
Subsequent Event [Line Items]
Number of shares cancelled as a capital contribution	984,706
Number of shares cancelled as a capital contribution par value per share	$ 0.0001
Number of founder shares forfeited	900,000
Stock conversion basis	one-for-one